Cover Page Cover Page	Jul. 29, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 07, 2023
Entity Registrant Name	Columbia Financial, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38456
Entity Tax Identification Number	22-3504946
Entity Address, Address Line One	19-01 Route 208 North
Entity Address, City or Town	Fair Lawn
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07410
City Area Code	800
Local Phone Number	522-4167
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	CLBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001723596